Basis of Presentation (Tables)	12 Months Ended
Oct. 31, 2020
Text Block [Abstract]
Reconcilation of lease commitements
The following table sets out a reconciliation of our operating lease commitments, as disclosed under IAS 17
Leases
as at October 31, 2019, which were used to derive the lease liabilities as at November 1, 2019.

(Canadian $ in millions)	November 1, 2019
Operating lease commitment s at October 31, 2019 as disclosed in our consolidated financial statements	3,800
Discounted using the incremental borrowing rate at November 1, 2019	(310)
Finance lease liabilities recognized as at October 31, 2019	41
E xemption for low-value asset leases	(13)
Extension and termination options reasonably certain to be exercised	37
Executory costs not included in the lease liability	(166)
Leases signed but not yet started	(1,222)
Lease liabilities recognized at November 1, 2019	2,167

Impacts of applying IFRS 15 on our prior period Consolidated Statement of Income:
The following table summarizes the impacts of applying IFRS 15 in our 2018 Consolidated Statement of Income:

(Canadian $ in millions)	2018
Increase (decrease) in
Non-Interest Revenue
Securities commissions and fees	(4)
Deposit and payment service charges	(10)
Card fees	(136)
Investment management and custodial fees	7
Underwriting and advisory fees	7
Other	4
(132)
Non-Interest Expense
Employee compensation	2
Travel and business development	(154)
Professional fees	8
Other	8
(136)
Provision for income taxes	1
Net Income	3